PRIVATE PLACEMENT (Details) - USD ($)		3 Months Ended	9 Months Ended		12 Months Ended
	May 13, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
PRIVATE PLACEMENT
Aggregate purchase price		$ 0	$ 0	$ 3,040,000	$ 3,040,000
Exercise price of warrants			$ 1.00
Private Placement | Private placement warrants | Class A common stock
PRIVATE PLACEMENT
Number of shares per warrant	1
Exercise price of warrants	$ 11.50
Private Placement | Private placement warrants | Sponsor
PRIVATE PLACEMENT
Warrants exercisable to purchase Class A ordinary shares	3,040,000
Price of warrants	$ 1.00
Aggregate purchase price	$ 3,040,000